Available-for-sale securities / Investment securities - Transition to AASB 9 (Details) $ in Millions	Oct. 01, 2018 AUD ($)
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	$ 864,584
FVOCI | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	60,033
Amortised cost | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	746,991
FVIS | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	57,560
Available-for-sale securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	61,119
Available-for-sale securities | Amortised cost
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	811
Available-for-sale securities | FVIS
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	275
Debt securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	60,735
Debt securities | FVOCI
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	59,924
Debt securities | Amortised cost
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	811
Equity securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	384
Equity securities | FVOCI
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	109
Equity securities | FVIS
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	275
Parent Entity | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	900,108
Parent Entity | FVOCI | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	56,503
Parent Entity | Amortised cost | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	797,748
Parent Entity | FVIS | AASB 9
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	45,857
Parent Entity | Available-for-sale securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	56,513
Parent Entity | Available-for-sale securities | Amortised cost
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	10
Parent Entity | Debt securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	56,446
Parent Entity | Debt securities | FVOCI
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	56,436
Parent Entity | Debt securities | Amortised cost
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	10
Parent Entity | Equity securities
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	67
Parent Entity | Equity securities | FVOCI
Transition to AASB 9
Financial assets, carrying amount immediately after initial application of AASB 9	$ 67